Prepaid Expenses and Deposits Disclosure: Schedule of Prepaid Expenses and Deposits (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Prepaid expenses and other assets	$ 1,789,547	$ 90,810
Prepaid insurances
Prepaid expenses and other assets	44,275	42,167
Prepaid license and trademark fees
Prepaid expenses and other assets	1,610,000
Prepaid consulting fees
Prepaid expenses and other assets	129,751	37,042
Other prepaid expenses
Prepaid expenses and other assets	$ 5,521	8,219
Deposits made
Prepaid expenses and other assets		$ 3,382